                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               --------------

Check here if Amendment [ ]; Amendment Number: _______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name :     Spears Grisanti & Brown LLC
Address :  45 Rockefeller Plaza
           17th Floor
           New York, New York 10111

Form 13F File Number:  28- 05455
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name :     Christopher C. Grisanti
Title:     Principal
Phone:     (212) 218-5300

Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti           New York, New York            May 12, 2005
---------------------------           ------------------            ------------
[Signature]                           [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         -----------

Form 13F Information Table Entry Total:  117
                                         -----------

Form 13F Information Table Value Total:  $ 1,714,960
                                         -----------
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.      Form 13F File Number        Name
       ---      --------------------        ----

       None     28-____________             NONE

       [Repeat as necessary.]

                           Spears Grisanti & Brown LLC
                           Form 13F Information Table
                      For the quarter ended March 31, 2005

              COLUMN 1            COLUMN 2    COLUMN 3    COLUMN 4   COLUMN 5           COLUMN 6    COLUMN 7          COLUMN 8
              --------            --------   ----------   --------   --------           --------    --------          --------
                                  TITLE OF                 VALUE                PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
           NAME OF ISSUER           CLASS       CUSIP     (X$1000)     SHRS     CALL   DISCRETION   MANAGERS    SOLE    SHARED  NONE
           --------------         --------   ----------   --------   --------   ----   ----------   --------   -------  ------  ----
3M COMPANY                        com         88579y101        702       8198          Sole                       8198
ABBOTT LABORATORIES               com         002824100        957      20535          Sole                      20535
ACE LTD                           com         G0070K103      69987    1695841          Sole                    1695841
ACP HOLDING CO - NEENAH           com         00087l208       1320     677032          Sole                     677032
AK STEEL HOLDING CORP             com         001547108        584      52800          Sole                      52800
ALCOA INC                         com         013817101        425      14000          Sole                      14000
ALTRIA GROUP, INC                 com         02209S103      12244     187252          Sole                     187252
AMERICAN EXPRESS CO               com         025816109        704      13700          Sole                      13700
AMERICAN TOWER CORP- CL A         com         029912201        264      14500          Sole                      14500
AMGEN INC                         com         031162100       7007     120370          Sole                     120370
AMSOUTH BANCORPORATION            com         032165102        752      28968          Sole                      28968
ANHEUSER-BUSCH CO. INC            com         035229103        545      11500          Sole                      11500
ANNALY MORTGAGE MGMT              com         035710409        649      34600          Sole                      34600
ARCH COAL INC                     com         039380100        323       7500          Sole                       7500
AUTOMATIC DATA PROCESSING CO      com         053015103        419       9314          Sole                       9314
AVATAR HOLDINGS INC               com         053494100       1897      40498          Sole                      40498
BANK OF AMERICA CORP              com         060505104        596      13512          Sole                      13512
BANK OF NEW YORK                  com         064057102       2932     100916          Sole                     100916
BERKSHIRE HATHAWAY CLASS A        com         084670108       4698         54          Sole                         54
BERKSHIRE HATHAWAY CLASS B        com         084670207       3793       1328          Sole                       1328
BIOGEN IDEC INC                   com         09062x103        297       8620          Sole                       8620
BOSTON SCIENTIFIC CORP            com         101137107      59962    2047179          Sole                    2047179
BP AMOCO PLC SPONS ADR            com         055622104       2076      33275          Sole                      33275
BURLINGTON NORTHRN SANTA FE CO    com         12189T104        944      17500          Sole                      17500
CHEVRONTEXACO CORP COM            com         166764100      54617     936659          Sole                     936659
CHUBB CORP                        com         171232101      11102     140050          Sole                     140050
CIMAREX ENERGY CO                 com         171798101      20391     522850          Sole                     522850
CITIGROUP INC                     com         172967101       1518      33769          Sole                      33769
CLEVELAND-CLIFFS                  com         185896107      46920     643887          Sole                     643887
COCA COLA CO                      com         191216100        238       5711          Sole                       5711
COMCAST CORP CL A                 com         20030n101      92760    2746007          Sole                    2746007
COMCAST CORP CL A SPL             com         20030N200        610      18243          Sole                      18243
CONOCOPHILLIPS                    com         20825c104        108       1000          Sole                       1000
CONSOL ENERGY INC                 com         20854p109      28677     609880          Sole                     609880
COUSINS PROPERTIES                com         222795106       1211      46813          Sole                      46813
CURAGEN CORP                      com         23126r101      19524    4693209          Sole                    4693209
CVS CORP                          com         126650100      48195     915916          Sole                     915916
DIAMOND OFFSHORE DRILLING         com         25271c102      46786     937586          Sole                     937586
DOMINION RESOURCES INC VA         com         25746U109        316       4240          Sole                       4240
DU PONT EI DE NEMOURS             com         263534109       1550      30246          Sole                      30246
ENCANA CORP                       com         292505104      82650    1173671          Sole                    1173671
EQUITY RESIDENTIAL                com         29476L107       4827     149864          Sole                     149864
EXIDE TECHNOLOGIES                com         302051206        858      66500          Sole                      66500
EXXON MOBIL CORPORATION           com         30231G102       3764      63160          Sole                      63160
FAUQUIER BANKSHARES COM           com         312059108        472      18000          Sole                      18000
FEDERAL NATL MORTGAGE ASSN        com         313586109      48960     899176          Sole                     899176
FIDELITY NATIONAL FINANCIAL IN    com         316326107        283     8578.5          Sole                     8578.5

FOSTER (LB)CO-CL A                com         350060109        659      71300          Sole                      71300
FOSTER WHEELER LTD                com         g36535139      44308    2546456          Sole                    2546456
FREDDIE MAC                       com         313400301        480       7590          Sole                       7590
GANNETT CO                        com         364730101       3844      48604          Sole                      48604
GENERAL ELEC CO                   com         369604103       2737      75893          Sole                      75893
GLAXOSMITHKLINE PLC-ADR           com         37733W105       3960      86277          Sole                      86277
HANOVER COMPRESSOR CO             com         410768105        163      13500          Sole                      13500
HEWLETT-PACKARD                   com         428236103      68719    3132126          Sole                    3132126
HOME DEPOT INC                    com         437076102        428      11200          Sole                      11200
HONEYWELL INTERNATIONAL INC.      com         438516106      83810    2252355          Sole                    2252355
HSBC HLDGS PLC SPON ADR NEW       adr         404280406        420       5289          Sole                       5289
INTEL CORP                        com         458140100       1157      49800          Sole                      49800
INTL BUSINESS MACHINES CORP       com         459200101       2672      29240          Sole                      29240
JOHNSON & JOHNSON                 com         478160104      48703     725174          Sole                     725174
JPMORGAN CHASE                    com         46625H100      55125    1593217          Sole                    1593217
KERR-MCGEE CORPORATION            com         492386107        337       4300          Sole                       4300
KEYCORP NEW                       com         493267108       5436     167515          Sole                     167515
KINROSS GOLD CORP                 com         496902404       9981    1663500          Sole                    1663500
LABORATORY CRP OF AMER HLDGS      com         50540r409      65420    1357271          Sole                    1357271
LAKES ENTERTAINMENT INC           com         51206p109        810      45000          Sole                      45000
LILLY ELI & CO.                   com         532457108      63348    1215894          Sole                    1215894
MARKEL CORP                       com         570535104        726       2103          Sole                       2103
MASSEY ENERGY GROUP               com         576206106        649      16214          Sole                      16214
MATRIX SERVICE                    com         576853105        470     108150          Sole                     108150
MATTEL INC                        com         577081102      51163    2396397          Sole                    2396397
MBNA CORP                         com         55262L100      76309    3108302          Sole                    3108302
MEMORY PHARMACEUTICALS CORP       com         58606r403       1152     263010          Sole                     263010
MERCK & CO INC                    com         589331107       1024      31622          Sole                      31622
MERRILL LYNCH                     com         590188108       1166      20600          Sole                      20600
MESA ROYALTY TRUST                com         590660106        208       3100          Sole                       3100
MESABI TRUST                      com         590672101        809      53950          Sole                      53950
MICROSOFT CORP                    com         594918104      17885     739958          Sole                     739958
MITSUBISHI TOKYO FINAN-ADR        com         606816106      30798    3560441          Sole                    3560441
NASDAQ 100 TR UNIT SER 1          com         631100104        614      16800          Sole                      16800
NESTLE SA SPONSORED ADR REPSTG    com         641069406        549       8000          Sole                       8000
OWENS CORNING                     com         69073f103         24      10000          Sole                      10000
PACIFIC RIM MINING CORP           com         694915208        238     350000          Sole                     350000
PARTNER RE LTD                    com         G6852T105        452       7000          Sole                       7000
PEABODY ENERGY CORP               com         704549104        343       7400          Sole                       7400
PENN VIRGINIA RESOURCE PARTN      com         707884102        556      11000          Sole                      11000
PEPSICO INC                       com         713448108        345       6500          Sole                       6500
PFIZER INC                        com         717081103        691      26295          Sole                      26295
PIONEER NATURAL RESOURCES CO      com         723787107        266       6238          Sole                       6238
PRIMEDIA INC                      com         74157k101        805     185000          Sole                     185000
PROCTER & GAMBLE                  com         742718109        907      17104          Sole                      17104
RENAISSANCERE HOLDINGS LTD        com         G7496G103       8011     171549          Sole                     171549
RENOVIS INC                       com         759885106        536      66468          Sole                      66468
SARA LEE CORP                     com         803111103        284      12800          Sole                      12800
STRYKER CORP                      com         863667101        768      17210          Sole                      17210
SUNTRUST BANKS INC                com         867914103        461       6400          Sole                       6400
SUPERIOR ESSEX INC                com         86815v105       1311      74170          Sole                      74170
SYSCO CORP                        com         871829107       1126      31453          Sole                      31453
TEMPLE-INLAND INC                 com         879868107      40852     563089          Sole                     563089
THE MOSAIC CO                     com         61945A107        895      52490          Sole                      52490
TIME WARNER INC                   com         887317105      66460    3786915          Sole                    3786915
TRANSOCEAN SEDCO FOREX ORD        com         G90078109      71105    1381758          Sole                    1381758

TRINITY INDUSTRIES                com         896522109        845      30000          Sole                      30000
UNITED STATES STEEL CORP          com         912909108        249       4900          Sole                       4900
UNITEDHEALTH GROUP INC            com         91324P102      87781     920331          Sole                     920331
UNITEDHEALTH GROUP INC-Restric    com         910581108        763       8000          Sole                       8000
VASOGEN OLD                       com         92232f103         81      20000          Sole                      20000
VERIZON COMMUNICATIONS            com         92343V104        279       7868          Sole                       7868
WACHOVIA CORP                     com         929903102       1126      22119          Sole                      22119
WALT DISNEY CO.                   com         254687106      58686    2042659          Sole                    2042659
WASHINGTON POST CO CL B           com         939640108       1750       1958          Sole                       1958
WELLS FARGO & CO                  com         949746101        493       8250          Sole                       8250
WESTMORELAND COAL CO              com         960878106       1264      50252          Sole                      50252
WHEELING-PITTSBURGH CORP          com         963142302      26897     866251          Sole                     866251
WILLIAMS COS  INC                 com         969457100        991      52700          Sole                      52700
YORK INTERNATIONAL CORP           com         986670107        866      22100          Sole                      22100
                                                           -------
Report Summary                                             1714960
                                                           =======